Taxation - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Income Tax Expense [Abstract]
Deferred income tax expense from continuing operations				$ (12,151)
Deferred income tax gain from continuing operations				20,443
Deferred income tax expense from discontinued operations				(54,454)
Deferred income tax gain from discontinued operations		111,126		56,977
Income tax gain		$ 111,126	[1]	$ 10,815	[1]

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).